Investment in Qualified Affordable Housing (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Investment in qualified affordable housing tax credits amortization	$ 7,322	$ 10,278	$ 7,300
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	35.00%	35.00%
Affordable Housing Tax Credits and Other Tax Benefits, Amount	$ 8,997	$ 9,438	$ 9,350
Affordable Housing Program Obligation	22,282	14,282
Qualified Affordable Housing [Domain]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity investments	$ 50,347	49,669
Change in Accounting Method Accounted for as Change in Estimate [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Investment in qualified affordable housing tax credits amortization		$ 3,100